Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

8. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities as of December 31, 2016 and 2015 consisted of:

	December 31,
	2016	2015

Salaries payable	$301,590	$182,716
Business tax and related urban construction and education surcharge	10,577	12,947
Deposits from contractors	156,954	167,907
Interest payable on convertible bond	6,197,260	197,260
Interest payable on loans	2,319,338	-
	$8,985,719	$560,830